Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 — SUBSEQUENT EVENTS

We have evaluated subsequent events for recognition and disclosure through September 8, 2025, the date our condensed consolidated financial statements were issued.

Standby Equity Purchase Agreement

On July 1, 2025, we entered into a standby equity purchase agreement (“SEPA”) with an accredited investor (the “Investor”). Pursuant to the SEPA, we have the right, but not the obligation to issue the Investor, and the Investor has the obligation to subscribe for Class A ordinary shares (the “Shares”), for an aggregate subscription amount of up to $1 billion (the “Commitment Amount”) at any time until July 1, 2028. The SEPA will automatically terminate on the earlier of July 1, 2028 or when the Investor has subscribed for an amount equal to the Commitment Amount.

The issuance price for each subscription of the Shares is 97.5% of the volume weighted average trading price of the Shares on the Nasdaq Stock Market for the applicable trading day in which shares were subscribed for and issued.

As of September 8, 2025, we have issued 9,750,000 Class A ordinary shares for proceeds of $149,161,400 in connection with the SEPA.

Business Combination

On July 11, 2025, Webull Corporation, Feather Sound II, and Webull Pay, Inc. (“Webull Pay”), an exempted company limited by shares incorporated under the laws of the Cayman Islands, entered into a business combination agreement whereby Webull Pay will merge into Feather Sound II with Webull Pay surviving the merger as a wholly owned subsidiary of Webull Corporation (the “Webull Pay Merger”). The Company will pay total merger consideration of $60,000,000 to Webull Pay shareholders in a combination of cash and ordinary shares. The cash and share portion of the merger consideration is $27,534,365 and $32,465,635, respectively, with the share portion representing 2,676,468 ordinary shares valued at price of $12.13 per share based upon the volume-weighted adjusted price of the Company’s Class A ordinary shares for the 30 days prior to July 11, 2025.

The closing is expected to take place in September 2025, subject to satisfaction or waiver of customary conditions including the performance by all parties of their respective covenants, agreements, and obligations, and the receipt of all required approvals, licenses, consents, and filings necessary to consummate the Webull Pay Merger.

The Webull Pay Merger will be considered a related party transaction as our Chief Executive Officer, who is our controlling shareholder, is a principal shareholder of Webull Pay, Inc. We expect to account for the Webull Pay Merger as a business combination using the acquisition method of accounting.

NOTE 29 — SUBSEQUENT EVENTS

We have evaluated subsequent events for recognition and disclosure through April 25, 2025, the date our consolidated financial statements were issued.

Revolving Credit Agreement

On February 21, 2025, Webull Financial terminated the revolving credit agreement it entered into on September 6, 2024. Simultaneously with the revolving credit agreement termination, Webull Financial entered into a syndicated credit agreement (the “Syndicated Loan”) that provides for loans up to an aggregate principal amount of $150,000,000. Any outstanding principal under the Syndicated Loan is prepayable in whole or in part and matures on February 20, 2026.

The Syndicated Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 6.93% as of February 21, 2025. We also are required to pay a quarterly commitment fee at a rate of 0.50% per annum on the average daily unused portion of available credit.

The Syndicated Loan contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $135,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a ratio of total assets to total regulatory capital of not more than 8.0 to 1.0.

Share Purchase Agreement

On March 3, 2025, Webull Securities Limited entered into an agreement to purchase 18,300 shares (the “Share Purchase”) from the noncontrolling shareholder of Webull Indonesia for IDR 27,174,772,385 or the equivalent of $1,643,470. The Share Purchase is contingent on the approval from the Financial Services Authority of the Republic of Indonesia. Once regulatory approval is received, the Share Purchase will close. After closing, Webull Securities Limited’s ownership in Webull Indonesia will increase to 95.1%.